Restricted Equity Securities (Details) (FHLB [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
FHLB [Member]
Restricted Equity Securities (Textual) [Abstract]
Restricted equity securities consists of stock of the Federal Home Loan Bank	$ 3,012,000	$ 3,012,000